Condensed Statements of Cash Flows ₪ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 ILS (₪)	Jun. 30, 2023 ILS (₪)	Dec. 31, 2023 ILS (₪)
Cash flow from operating activity
Comprehensive loss for the period	₪ (16,284)	₪ (17,753)	₪ (33,835)
Adjustments required to present cash flows from operating activities (Appendix A)	(31)	(214)	(1,185)
Net cash used in operating activities	(16,315)	(17,967)	(35,020)
Cash flows from investment activity
Change in restricted deposits	(5)	(5)
Changes in short-term deposits		6,265	10,070
Purchase of property and equipment	(10)	(75)	(128)
Net cash provided by (used in) investment activity	(15)	6,185	9,942
Cash flows from financing activity
Net proceeds received from issuance of unit includes put options, promissory note and ADS as Commitment Shares in transaction of equity line granted		7,170	7,170
Proceeds received from issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	6,307	188	9,259
Repayment of first promissory note (principal and interest)			(754)
Net proceeds received from issuance of second promissory note			3,597
Net proceeds received from issuance of ADSs as part of shelf prospectus through public offering transaction	4,222		3,685
Repayment of principal in respect of lease liability	(117)	(234)	(467)
Net cash provided by financing activity	10,412	7,124	22,490
Change in balance of cash and cash equivalents	(5,918)	(4,658)	(2,588)
Exchange differences on cash and cash equivalents	108	191	460
Balance of cash and cash equivalents, beginning of period	17,112	19,240	19,240
Balance of cash and cash equivalents, end of period	11,302	14,773	17,112
Income and expenses not involving cash flows
Depreciation	47	41	98
Amortization of right for use asset	129	213	425
Interest expenses related to leasing liabilities	50	15	22
Share-based payment	388	478	978
Revaluation of derivative warrant liability	(217)	668	(877)
Recognition of discount, interest and exchange differences expenses related to Promissory Note	494	14	526
Finance expenses incurred from partial exercise of Commitment Amount under equity line	696		531
Exchange differences on cash and cash equivalent	(108)	(191)	(470)
Changes in liability in respect of government grants	123	117	74
Income and expenses not involving cash flows total	1,602	1,355	1,307
Changes in asset and liability items
Decrease (increase) in other current assets	262	95	(493)
Increase in trade receivables	(56)	(763)	(1,008)
Increase in inventory	(1,226)	(1,425)	(2,508)
Increase (decrease) in trade payables	(608)	940	2,347
Increase in other current liabilities	(5)	(416)	(830)
Changes in asset and liability total	(1,633)	(1,569)	(2,492)
Adjustments required to present cash flows from operating activities	(31)	(214)	(1,185)
Appendix B – Non-cash investment and financing activities
Recognition of right for usage asset against a leasing liability			1,129
Repayment of first promissory note (principal and interest) through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	₪ 3,721		₪ 3,313